Summary of Significant Accounting Policies - Schedule of Foreign Exchange Rates Used for Translation (Details)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Foreign currency average exchange rate	1.0000	1.0000
Foreign currecny exchange rates	1.0000	1.0000
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | RMB [Member]
Foreign currency average exchange rate	6.7569	6.6400
Foreign currecny exchange rates	6.5063	6.9430
Tang Dynasty Investment Group Limited [Member] | RMB [Member]
Foreign currency average exchange rate	6.7569
Foreign currecny exchange rates	6.5063
Tang Dynasty Investment Group Limited [Member] | HKD [Member]
Foreign currency average exchange rate	7.7926
Foreign currecny exchange rates	7.8128